Randy Legg
Vice President &
Associate Counsel

March 24, 2009

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Equity Income Fund, Inc. (Reg. No. 811-04797; File No. 333-16881)

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing with the Commission is hereby made pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended. This filing contains preliminary proxy materials to be furnished to shareholders of Oppenheimer Equity Income Fund, Inc. (the "Fund") in connection with a meeting of the Fund’s shareholders to be held May 21, 2009. Those materials include the proxy statement, ballot, and notice of meeting.

The following two proposals are to be submitted to shareholders at that meeting:

     (1) To elect eleven Trustees for the Fund.

     (2) To approve an agreement and plan of reorganization (i.e., a “shell” reorganization”) which will change the Fund’s domicile and form of organization from a Maryland corporation to a Massachusetts business trust.

     Please note that this preliminary proxy statement contains similar proposals that were included in the joint proxy statement that was filed on March 10, 2009, for seven other Oppenheimer funds, including, among others, Oppenheimer Rising Dividends Fund, Inc. (ACCESSION NUMBER: 0000728889-09-000525).

     The Fund anticipates mailing the definitive proxy statement, proxy, and related materials beginning on or about April 3, 2009.

     If there are any questions concerning this filing, please contact the undersigned.

Very truly yours,

/s/ Randy Legg

Randy Legg
Vice President &
Associate Counsel
(303) 768-1026

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